CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Due to affiliates		$ 33.0	$ 24.1
Investment in affiliates			6.0
Variable Interest Entity, Primary Beneficiary [Member]
CONSOLIDATED BALANCE SHEETS
Assets to settle obligations		3.1	8.1
Liabilities without recourse to company assets		9.9	$ 6.1
Investment in affiliates	$ 31.4	$ 33.0
Class A Common Stock
CONSOLIDATED BALANCE SHEETS
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	800,000,000	800,000,000	800,000,000
Common stock shares issued	41,579,000	41,578,890	41,578,890
Common stock shares outstanding (in shares)	41,579,000	41,578,890	41,578,890
Class V common
CONSOLIDATED BALANCE SHEETS
Common stock par or stated value per share		$ 0.0001	$ 0.0001
Common stock shares authorized		205,000,000	205,000,000
Common stock shares issued		201,592,012	196,553,523
Common stock shares outstanding (in shares)		201,592,012	196,553,523